Summary of Significant Accounting Policies - Schedule of New Accounting Pronouncements and Changes in Accounting Principles (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Safeguard Program assets and liabilities	[1]		$ (10,474)	$ (2,160)
Net cash used in operating activities		$ (14,897)	(36,635)	(3,701)
Net increase/(decrease) in cash, cash equivalent and restricted cash		(16,344)	(40,692)	77,886
Cash and cash equivalent and restricted cash at beginning of year		68,862	109,554	31,668
Cash and cash equivalent and restricted cash at end of year		$ 52,517	68,862	109,554
Before Adjustment
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Safeguard Program assets and liabilities				(4,148)
Net cash used in operating activities				(5,689)
Net increase/(decrease) in cash, cash equivalent and restricted cash				75,898
Cash and cash equivalent and restricted cash at beginning of year			$ 94,881	18,983
Cash and cash equivalent and restricted cash at end of year				$ 94,881

[1]	(1)The majority of the Safeguard Program assets and liabilities (namely, restricted cash, Safeguard Program asset and Safeguard Program payable) do not flow through the Group’s cash accounts. The non-cash transactions related to the Safeguard Program that flowed directly through restricted cash for the Safeguard Program are as follows: For the Year Ended December 31, 2017 2018 2019 Increase in restricted cash for Safeguard Program 85,916 6,701 Decrease in restricted cash for Safeguard Program (88,631) (7,653)